Note 13 - Leases (Tables)	12 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of amounts relating to leases [text block]
	Years Ended June 30,
	2026	2025	2024
Right-of-use assets
Right-of-use assets	190,259	151,326	154,729
Lease liabilities
Current	55,175	66,912	107,131
Non-current	138,290	88,545	51,914
	193,465	155,457	159,045

Disclosure of amounts of leases recognized in profit or loss [text block]
	Years Ended June 30,
	2026	2025	2024
Depreciation of right-of-use assets	111,990	111,408	112,185
Interest expense	8,727	6,188	7,217
Expenses relating to short-term leases (included in general and administration expenses)	-	-	(9,674)
Expenses relating to variable lease payments not included in lease liabilities (included in general and administration expenses)	-	-	2,025